First Trust Nasdaq Oil and Gas ETF Investment Strategy - First Trust Nasdaq Oil and Gas ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. According to the Index Provider, the Index is designed to provide exposure to the 30 to 50 top factor-ranked securities from U.S. oil and gas companies. The Index’s initial selection universe consists of the component securities of the Nasdaq US BenchmarkTM Index that have been classified as comprising the (i) integrated oil and gas; (ii) oil: crude producers; (iii) offshore drilling and other services; (iv) oil refining and marking; (v) oil equipment and services; and (vi) pipelines subsectors according to the Industry Classification Benchmark (the (“ICB”). According to the ICB, companies comprising these sectors include: (i) companies that engage in all three fields of petroleum production: extraction (upstream), transportation (midstream), and refining and marketing (downstream); (ii) companies engaged in the exploration for and drilling, production, and supply of crude oil or natural gas on land; (iii) companies engaged in exploration for and drilling, production, and supply of crude oil or natural gas in offshore areas; (iv) companies primarily engaged in the refining and marketing of petroleum products (downstream); (v) suppliers of equipment and services to oil or gas fields and offshore platforms, such as drilling, exploration, seismic-information services and platform construction; (vi) operators of pipelines carrying oil, gas or other forms of fuel, excluding pipeline operators that derive the majority of their revenues from direct sales to end users. The Nasdaq US BenchmarkTM Index is a float adjusted market capitalization-weighted index designed to track the performance of securities assigned to the U.S. The Fund may invest in depositary receipts and companies with various market capitalizations. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must meet certain size, float and liquidity standards of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index Provider then ranks the remaining eligible stocks based on the aggregate of the following four factors: (1) gross income; (2) return on assets; (3) momentum; and (4) cash flow. The cash flow factor is given limited weight and may serve as a tiebreaker. The Index Provider selects the securities that either have factor scores of 30 or lower, or rank among the top 75% with factor scores not exceeding 50. This ensures the Index consists of 30 to 50 Index securities. The Index assigns security weights based upon cash flow. However, the Index will not assign a security weight of greater than 8% and no more than five securities may be assigned the maximum 8% weight. All other securities are capped at 4% and no security may have a weight less than 0.50%. The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2025, the Index was composed of 41 securities with market capitalization ranges from $1.86 billion to $464.51 billion. As of June 30, 2025, the Fund had significant investments in energy companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2025, the Index was composed of 41 securities with market capitalization ranges from $1.86 billion to $464.51 billion. As of June 30, 2025, the Fund had significant investments in energy companies, although this may change from time to time.